Financial Instruments and Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Fair Value Measurements
Total assets	$ 64,001	$ 958
Total liabilities	2,089	635
Marketable securities	0
Investment in Motus GI
Financial Instruments and Fair Value Measurements
Total assets	86	958
Marketable securities (Corporate and Government debt securities)
Financial Instruments and Fair Value Measurements
Total assets	63,915
Warrant liability.
Financial Instruments and Fair Value Measurements
Total liabilities	2,089	635
Level 1
Financial Instruments and Fair Value Measurements
Total assets	86	958
Level 1 | Investment in Motus GI
Financial Instruments and Fair Value Measurements
Total assets	86	958
Level 2
Financial Instruments and Fair Value Measurements
Total assets	63,915
Level 2 | Marketable securities (Corporate and Government debt securities)
Financial Instruments and Fair Value Measurements
Total assets	63,915
Level 3
Financial Instruments and Fair Value Measurements
Total liabilities	2,089	635
Level 3 | Warrant liability.
Financial Instruments and Fair Value Measurements
Total liabilities	$ 2,089	$ 635